Description of the Business and Segment Information - Financial Information by Operating Segments (Parenthetical) (Detail) - USD ($) $ in Millions		3 Months Ended																12 Months Ended
		Oct. 03, 2020		Jun. 27, 2020	[1]	Mar. 28, 2020	[1]	Dec. 28, 2019	[1]	Sep. 28, 2019		Jun. 29, 2019	[1]	Mar. 30, 2019		Dec. 29, 2018		Oct. 03, 2020		Sep. 28, 2019		Sep. 29, 2018
Segment Reporting Information [Line Items]
Revenues		$ 14,707	[1]	$ 11,779		$ 18,025		$ 20,877		$ 19,118	[1]	$ 20,262		$ 14,924		$ 15,303		$ 65,388		$ 69,607		$ 59,434
Segment operating income		606	[1],[2]	$ 1,099	[2]	$ 2,407	[2]	$ 3,996	[2]	3,425	[1],[2]	$ 3,952	[2]	$ 3,815	[2]	$ 3,655	[2]	8,108	[3]	14,847	[3]	15,689	[3]
Equity in the income (loss) of investees																		651		(103)		(102)
Equity Method Investment, Other than Temporary Impairment	[4]																	0		(538)		(210)
Amortization of Intangible Assets Held by Equity Investees																		(26)		(15)		0
Amortization of Intangible Assets																		2,205		1,323		253
Equity Method Investments		2,632								2,922								2,632		2,922
Goodwill and intangible assets		19,173								23,215								19,173		23,215
TFCF and Hulu
Segment Reporting Information [Line Items]
Amortization of Intangible Assets Held by Equity Investees																		26		15
Amortization of Intangible Assets																		1,921		1,043
Amortization																		899		537
Disney Media and Entertainment Distribution
Segment Reporting Information [Line Items]
Revenues																		48,350		42,821		34,177
Segment operating income																		7,653		7,528		9,038
Equity in the income (loss) of investees																		696		463		131
Amortization of Intangible Assets																		175		172		143
Equity Method Investments		2,574								2,847								2,574		2,847
Goodwill and intangible assets		16,087								19,963								16,087		19,963
Disney Parks, Experiences and Products
Segment Reporting Information [Line Items]
Revenues																		17,038		26,786		25,257
Segment operating income																		455		7,319		6,651
Equity in the income (loss) of investees																		(19)		(13)		(23)
Amortization of Intangible Assets																		109		108		110
Equity Method Investments		3								3								3		3
Goodwill and intangible assets		3,066								3,177								3,066		3,177
Total Segments
Segment Reporting Information [Line Items]
Equity in the income (loss) of investees																		677		450		108
Amortization of Intangible Assets																		284		280		253
Corporate
Segment Reporting Information [Line Items]
Equity Method Investments		55								72								55		72
Goodwill and intangible assets		$ 20								$ 75								$ 20		75
Vice Media
Segment Reporting Information [Line Items]
Equity Method Investment, Other than Temporary Impairment																				(353)		(157)
Villages Nature
Segment Reporting Information [Line Items]
Equity Method Investment, Other than Temporary Impairment																						$ (53)
A&E | Viceland
Segment Reporting Information [Line Items]
Equity Method Investment, Other than Temporary Impairment																				$ (170)

[1]	On March 20, 2019, the Company began consolidating the results of TFCF and Hulu (see Note 4). As a result, revenues and operating results in fiscal 2020 and the third and fourth quarter of fiscal 2019 reflected the impact of this transaction.
[2]	Segment operating results reflect earnings before the corporate and unallocated shared expenses, restructuring and impairment charges, other income, net, interest expense, net, income taxes and noncontrolling interests.
[3]	Equity in the income (loss) of investees is as follows:

	2020	2019	2018
Disney Media and Entertainment Distribution	$696	$463	$131
Disney Parks, Experiences and Products	(19)	(13)	(23)
Equity in the income of investees included in segment operating income	677	450	108
Impairment of equity investments	—	(538)	(210)
TFCF acquisition amortization related to equity investees	(26)	(15)	—
Equity in the income (loss) of investees	$651	$(103)	$(102)

[4]	Impairment of equity investments for fiscal 2019 primarily reflects the impairments of Vice Group Holding Inc. and of an investment in a cable channel at A+E Television Networks ($353 million and $170 million, respectively). Impairment of equity investments for fiscal 2018 reflects impairments of Vice Group Holding Inc. and Villages Nature ($157 million and $53 million, respectively).